25. SHARE CAPITAL (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Stated value	$ 153,706	$ 152,682
Common shares [Member]
Disclosure of classes of share capital [line items]
Number of shares	74,252,460	74,252,460
Stated value	$ 26,580	$ 26,580
Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares	7,034,444	7,034,444
Stated value	$ 48,246	$ 48,246
Non-Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares	38,431,311	38,391,823
Stated value	$ 78,870	$ 77,846
Director Voting Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares	1,000	1,000
Stated value	$ 10	$ 10